Note 17 - Earnings (Loss) Per Share (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	261,321,450	260,358,588	288,759,438
Antidilutive Stock Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in Dollars per share)	0.0460	0.0820	0.0858
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in Dollars per share)	0.4792	0.4836	0.4836
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	32,838,550	8,652,550	0